Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets
53.	CHANGES IN THE ARGENTINE MACROECONOMIC ENVIRONMENT AND FINANCIAL AND CAPITAL MARKETS
In the last years, the Argentine financial market has observed a prolonged period of volatility in the market prices
of public and private financial instruments, including a high level of country risk, an increase in the official exchange rate between the Argentine peso and the US dollar, an increase in interest rates and a significant acceleration of the inflation rate (see Note 3. section “unit of measurement”).
Particularly, related to the price of the US dollar, since the end of 2019 the gap between the official price of the US dollar -used mainly for foreign trade- and alternative market values began to widen significantly, having reached maximum peaks close to 200%. As of the date of issuance of these Financial Statements, the aforementioned gap amounts to approximately 18%.
Regarding the administration of the national public debt, a restructuring process has been observed, including various voluntary exchanges and agreements reached regarding debts with the Paris Club and the International Monetary Fund.
In this context, on December 10, 2023, the new authorities of the Argentine national government took office and issued a series of emergency measures. Among the main objectives, among other relevant issues, is a regulatory flexibility in economic matters, reduction of the fiscal deficit mainly through a reduction in spending, including reduction of different types of subsidies. Likewise, there was a devaluation of the Argentine peso close to 55% against to the US dollar
 (going the price of the US dollar from Ps. 366.50 to Ps. 799.95 on December 13, 2023), which has generated an acceleration of the inflation rate, with interannual inflation measured from the national CPI published by INDEC being 288% at the date of issue of these consolidated Financial Statements.
The comprehensive program pursued by the new national government includes reforms in the economy, justice, foreign relations, infrastructure and others. On December 20, 2023, through Decree of Necessity and Urgency No. 70/2023, a significant number of reforms were established, regarding which different actors presented various protections or unconstitutionality requests to Justice to stop their application.
In addition, the local and international macroeconomic context generates certain degree of uncertainty regarding its future progress, considering the level of the global economic recovery.

Therefore, the Bank’s Management permanently monitors any changes in the abovementioned situations in international and local markets, to determine the possible actions to adopt and to identify the possible impact on its financial situation that may need to be reflected in the future Financial Statements.